Related party transactions - Amounts Due To And From Related Parties (Details) - Related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 1,209,347	$ 1,743,434
Interest expense on related party trade payables	37,957	30,801	$ 11,210
Amounts receivable, related party transactions	124,056	19,791
Volvo Cars
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	1,136,746	1,507,308
Amounts receivable, related party transactions	120,302	15,457
Geely
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	71,212	235,622
Amounts receivable, related party transactions	3,751	4,025
Volvofinans Bank AB
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	1,389	504
Amounts receivable, related party transactions	$ 3	$ 309